Business combinations	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]
4	Business Combinations

Acquisitions in 2019

Engimplan

The Group executed a share purchase agreement dated August 6, 2019 and acquired 40% of the shares and voting interest of Engimplan Engenharia de Implante Indústria e Comércio Ltda (referred to as "Engimplan") for a total purchase consideration in cash of K€6,647.

As part of this transaction, the Group increased its shareholding in Engimplan to 75% with a capital increase of K€5,750 in cash in Engimplan.

The Brazilian-based company is specialist in manufacturing of orthopaedic and cranio-maxillofacial (CMF) implants and instruments. Engimplan will be part of the Medical segment.

The preliminary fair value of the identifiable assets and liabilities at the date of acquisition were:

in 000€	Carryingvalue atacquisitiondate	Fair valueadjust-ments	Fair valueat acquisi-tion date
Assets
Software	214	−	214
Customer relations	−	2,530	2,530
Trademarks	−	556	556
Other intangible assets	9	−	9
Property, plant & equipment	2,268	101	2,369
Right-of-use assets	633	−	633
Deferred tax assets	−	−	−
Other non-current financial assets	3	−	3
Inventory	2,084	96	2,180
Trade receivables	1,802	−	1,802
Other current assets	391	−	391
Cash from capital increase	5,750	−	5,750
Cash & cash equivalents	316	−	316
Total Assets	13,470	3,283	16,753
Liabilities
Deferred tax liabilities	−	−	−
Deferred income	(83)	−	(83)
Loans & borrowings	(1,443)	−	(1,443)
Lease liabilities	(633)	−	(633)
Trade payables	(271)	−	(271)
Tax payables	(100)	−	(100)
Payroll related payables	(298)	−	(298)
Other liabilities	(914)	−	(914)
Total Liabilities	(3,742)	−	(3,742)
Total identified assets and liabilities	9,728	3,283	13,011
Goodwill	−	−	2,639
Non-controlling interest	−	−	(3,253)
Acquisition price	−	−	12,397

The cash flow from the business combination is as follows:

Cash & cash equivalents acquired	(316)
Cash from capital increase	(5,750)
Acquisition price in cash	12,397
Total cash flow	6,331

The preliminary fair value of the identifiable assets and liabilities are included in our consolidated financial statements per December 31, 2019. We have performed a preliminary fair value analysis of the Engimplan business combination, with corresponding adjustments to the intangible assets, property, plant and equipment and inventories. The full fair value exercise for plant, property & equipment is not yet finalised.

The accounting for the business combination resulted in fair values at date of acquisition of K€2,530 for customer relationships, K€556 for trademarks. Fair value analysis with respect to property, plant and equipment led to a preliminary fair value of K€2,369. A fair value adjustment was identified of K€96 for the inventory.

There are no contingent considerations payable.

The goodwill recognized is primarily attributable to the trained and knowledgable workforce and to the expected synergies that will be realized at level of manufacturing and existing customer base. The goodwill is not deductible for income tax purposes.

The total acquisition-related costs recognized as an expense in the general & administration costs are K€140.

The contribution of the acquired business to the revenue and net profit of the Group for the year ended December 31, 2019 were, respectively, K€2,437 and K€315. The pro forma revenue and the pro forma net profit of the acquired business would have been K€2,437 and K€ (1,258), respectively, if the business would have been acquired on January 1, 2019.

Acquisitions in 2018

The Group has not completed any Business Combinations during the year 2018.

Acquisitions in 2017

ACTech

The Group has signed a share and purchase agreement on October 4, 2017 to acquire all of the shares and voting interest of ACTech Holding Gmbh, an entity incorporated in Germany, and its subsidiaries ACTech Gmbh and ACTech North America Inc. (together referred to as "ACTech Group") for a total purchase consideration in cash of K€28,907 (net of indemnification asset).

The German-based ACTech Group is specialist in producing limited runs of highly complex cast metal parts in a short timeframe. ACTech Group will be part of the Manufacturing segment.

The fair value of the identifiable assets and liabilities at the date of acquisition were:

in 000€	Carryingvalue atacquisitiondate	Fair valueadjust-ments	Fair valueat acquisi-tion date
Assets
Technology	−	515	515
Customer relations	−	17,092	17,092
Other intangible assets	6,330	(5,345)	985
Property, plant & equipment	19,986	243	20,229
Deferred tax assets	503	(415)	88
Other non-current financial assets	56	−	56
Inventory	2,356	433	2,789
Trade receivables	5,176	−	5,176
Cash & cash equivalents	2,244	−	2,244
Other assets	542	−	542
Total Assets	37,193	12,523	49,716
Liabilities
Deferred tax liabilities	(47)	(5,977)	(6,024)
Deferred income	(1,298)	1,298	−
Loans & borrowings	(11,308)	−	(11,308)
Trade payables	(777)	−	(777)
Tax payables	(3,664)	1,214	(2,450)
Other liabilities	(9,062)	−	(9,062)
Total Liabilities	(26,156)	(3,465)	(29,621)
Total identified assets and liabilities	11,037	9,058	20,095
Goodwill	−	−	8,812
Acquisition price	−	−	28,907

The cash flow from the business combination is as follows:

Cash & cash equivalents acquired	(2,244)
Acquisition price in cash including escrow	29,417
Total cash flow	27,173

The fair value of the identifiable assets and liabilities as included in our consolidated financial statements per December 31, 2017 were provisional as the final valuation had not been completed by the date these consolidated financial statements were approved for issue by the board of directors. As of October 4, 2018, we have completed the fair value analysis of the ACTech business combination, which corresponding adjustments to the intangible assets, property, plant and equipment, inventories and contracts in progress, other current assets, investment grants and tax payables. The fair value of the identified assets and liabilities were K€2,432 higher than the provisional value at date of acquisition, with a corresponding reduction in goodwill.

The accounting for the business combination resulted in fair values at date of acquisition of K€17,092 for customer relationships, K€515 for patented technology, K€826 for order backlog, and K€222 for tax contingencies subject to an indemnification asset. The fair value of the receivables is K€5,176 which equals the gross contractual amounts receivable. Fair value analysis with respect to property, plant and equipment led to a fair value of K€20,229. A fair value adjustment was identified of K€433 for the inventory. The deferred tax liabilities comprise the tax effect of the fair value adjustments for the above described items.

The purchase price paid at the acquisition date amounted to K€29,417. The share and purchase agreement foresees that the Sellers will indemnify the Group for certain tax payables and contingencies that may occur in the period between 2018 and 2021. An amount of K€3,788 has been paid in an escrow account which can be applied against the indemnification asset. The Group has estimated that the fair value of the indemnification asset is K€222 which has been applied against the acquisition price. The indemnification asset will be paid out of the escrow account when the related tax payables and contingencies are paid.

There are no contingent considerations payable.

The goodwill recognized is primarily attributable to the trained and knowledgable workforce and to the expected synergies that will be realized at level of software platforms, manufacturing and existing customer base. The goodwill is not deductible for income tax purposes.

The total acquisition-related costs recognized as an expense in the general & administration costs were K€609 in 2017.

The contribution of the acquired business to the revenue and net profit of the Group for the year ended December 31, 2017 were, respectively, K€9,965 and K€275. The pro forma revenue and the pro forma net profit of the acquired business would have been K€37,096 and K€2,060, respectively, if the business would have been acquired on January 1, 2017.

Changes in the measurement of the contingent consideration for previous acquisitions

Cenat

The Group has settled it contingent consideration in relation to the sale and purchase agreement of Cenat BVBA, signed on March 10, 2015, on January 21, 2019 for a total amount of K€450. No remeasurement gain or loss has been recorded during 2019 (2018: gain of K€192). No remeasurement has been recorded at December 31, 2017.